CONSOLIDATED BALANCE SHEETS ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 132,398	$ 1,792.2	₽ 56,415
Term deposits	105,787	1,432.0	31,891
Accounts receivable, less allowance for doubtful accounts of RUB 815 and RUB 1,798, respectively	25,440	344.4	17,832
Prepaid expenses	6,727	90.9	3,315
Inventory	4,810	65.1	808
Funds receivable, net	2,289	31.0	1,226
Other current assets	12,950	175.3	8,797
Total current assets	290,401	3,930.9	120,284
Property and equipment, net	61,772	836.2	47,856
Operating lease right-of-use assets	20,800	281.6	21,218
Intangible assets, net	21,842	295.7	10,365
Non-current content assets, net	7,464	101.0	3,295
Goodwill	104,275	1,411.5	52,205
Long-term prepaid expenses	1,391	18.8	2,289
Investments in non-marketable equity securities	1,135	15.4	28,073
Deferred tax assets	1,639	22.2	1,847
Other non-current assets	4,893	66.2	3,694
Total non-current assets	225,211	3,048.6	170,842
TOTAL ASSETS	515,612	6,979.5	291,126
Current liabilities:
Accounts payable and accrued liabilities	43,634	590.6	34,978
Income and non-income taxes payable	11,440	154.9	8,020
Deferred revenue	6,645	89.9	3,542
Total current liabilities	61,719	835.4	46,540
Convertible debt	83,277	1,127.3
Deferred tax liabilities	3,838	52.0	1,951
Operating lease liabilities	12,830	173.7	10,841
Other accrued liabilities	4,689	63.4	2,359
Total non-current liabilities	104,634	1,416.4	15,151
TOTAL LIABILITIES	166,353	2,251.8	61,691
Commitments and contingencies
Redeemable noncontrolling interests	3,167	42.9	14,246
Shareholders' equity:
Ordinary shares: par value (Class A 0.01, Class B 0.10 and Class C 0.09); shares authorized (Class A: 500,000,000, Class B: 37,138,658 and Class C: 37,748,658 as of December 31 2019 and 2020); shares issued (Class A: 293,527,655 and 320,430,479, Class B: 37,138,658 and 35,708,674, and Class C: 610,000 and 1,429,984); shares outstanding (Class A: 292,719,508 and 318,501,858, Class B: 37,138,658 and 35,708,674, and Class C: nil)	278	3.8	261
Treasury shares at cost (Class A: 808,147 and 1,928,621, Priority share: 1 and nil)	(6)	(0.1)	(411)
Additional paid-in capital	160,762	2,176.1	68,050
Accumulated other comprehensive income	17,976	243.3	4,841
Retained earnings	146,988	1,989.7	122,187
Total equity attributable to Yandex N.V.	325,998	4,412.8	194,928
Noncontrolling interests	20,094	272.0	20,261
Total shareholders' equity	346,092	4,684.8	215,189
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	515,612	6,979.5	291,126
Priority share
Shareholders' equity:
Preferred share